Variable Interest Entity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Abstract]
Schedule of Carrying Amount of Assets and Liabilities

The carrying amount of the assets and liabilities are as follows:

As of March 31, 2025
Cash	$10,670
Property and equipment, net	4,113,865
Total assets	$4,124,535

Current portion of long-term debt	$84,612
Long-term debt, net of current portion	2,666,009
Accrued expenses	151
Intercompany payable to Visiontech	1,382,724
Total liabilities	$4,133,496

The carrying amount of the assets and liabilities are as follows:

As of December 31, 2024
Cash	$18,210
Property and equipment, net	4,136,078
Total assets	$4,154,288

Current portion of long-term debt	$83,868
Long-term debt, net of current portion	2,687,777
Accrued expenses	497
Intercompany payable to Visiontech	1,418,560
Total liabilities	$4,190,702

Schedule of Operating Results of VIE Included in the Consolidated Statements of Operations

The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:

For the three months ended March 31, 2025
Revenue*	$83,210
Selling, general and administrative	29,586
Interest expense	24,472
Income tax	1,700
Net loss	$27,452

*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.

The operating results of VIE included in the consolidated statements of operations are as follows for the period indicated:

For the year ended December 31, 2024
Revenue*	$332,842
Selling, general and administrative	158,818
Interest expense	178,934
Income tax	3,500
Net loss	$(8,410)

*	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.